FIXED INCOME FUNDS

                               SEMI-ANNUAL REPORT


                                 IAI BOND FUND,
                               IAI GOVERNMENT FUND


                                  MAY 31, 1998
                                   (UNAUDITED)






                                   [LOGO] IAI
                                  MUTUAL FUNDS

                                TABLE OF CONTENTS
                       IAI BOND FUND, IAI GOVERNMENT FUND


                               SEMI-ANNUAL REPORT
                                  MAY 31, 1998
                                   (UNAUDITED)

  President's Letter............................. 2

  Fund Managers' Reviews

     IAI Bond Fund............................... 4

     IAI Government Fund......................... 6

  Fund Portfolios

     IAI Bond Fund............................... 8

     IAI Government Fund........................ 13

  Notes to Fund Portfolios...................... 16

  Statements of Assets and Liabilities.......... 18

  Statements of Operations...................... 20

  Statements of Changes in Net Assets........... 22

  Financial Highlights

     IAI Bond Fund.............................. 24

     IAI Government Fund........................ 25

  Notes to Financial Statements................. 26

  IAI Mutual Fund Family........................ 32

  Adviser, Custodian, Legal Counsel,
  Independent Auditors,
  Directors...................... Inside Back Cover

                               PRESIDENT'S LETTER
                       IAI BOND FUND, IAI GOVERNMENT FUND


COLD MARKETS CAN TURN HOT IN NO TIME

[PHOTO]
I.P. "KIP" KNELMAN
PRESIDENT

In 1994, the U.S. and European stock markets were sluggish, Latin America was in crisis and Asia was the "economic miracle." Today, Latin America is perceived as the strongest emerging market while Asia finds itself struggling. Meanwhile, the U.S. stock market has doubled in three years. And now, Europe seems to be in the midst of its own miracle.

Thanks to advances in communications technology and falling trade barriers, we live in a global economy where companies can do business anywhere in the world and virtually no place on earth is unreachable by investors. Yet, as we've seen these past few years, markets still move quite independently of each other.

Last fall, Asia's stock markets plummeted, threatening to take the rest of the markets down with them. In the United States, the Dow Jones Industrial Average, which peaked at 8,259 on August 6, 1997, fell more than 1,000 points by late October. But while Asia continued to descend, U.S. stocks staged an impressive rally. By early December, the Dow had virtually regained all its lost ground.

True, U.S. stocks took another tumble in December and January as more bad news came out of Asia and a scandal rocked the White House. But once again, the market roared back by early February as investors were reminded just how good the economy remained in the United States. The Asian debacle slowed projected U.S. growth in 1998, which bodes well for keeping interest rates and inflation low. The President submitted the first balanced federal budget in 30 years, and corporate profits, although growing slower than before, were stronger than initially projected.

In Latin America, investors also feared that the "Asian contagion" would depress other emerging markets. Although there was initial negative impact, Latin American stock markets held up surprisingly well. A few years back, the region had its own crisis, and it responded by reducing tariffs, clamping down on credit, cutting budget deficits and accelerating its privatization programs. It remains to be seen whether Asia is willing to take the same medicine to solve its economic problems.

In Europe, companies are streamlining operations, focusing on shareholder value and the upcoming transition to a single European currency beginning in 1999. In order to qualify for the Euro, a country must have limited budget deficits, low inflation and moderate interest rates--which also makes for excellent stock markets. The countries making up the European Union will comprise an economy and a bond market that is larger than that of the United States. Investor sentiment is positive in Europe, and the stock markets there have been strong since early 1997.

So as we move deeper into 1998, we can see that there are clear differences in markets throughout the world. But markets are constantly shifting. The best way to make sure you participate in the strongest areas of the world is to be diversified geographically--and be patient. Ice cold markets can turn hot in no time.

                               PRESIDENT'S LETTER
                       IAI BOND FUND, IAI GOVERNMENT FUND


ECONOMIC OUTLOOK

A summary of economic outlook as provided by Larry Hill, IAI's Chief Fixed Income Officer, follows.

The current economic backdrop is ideal for financial assets. Strong money growth is flowing into the markets rather than the real economy. This trend is bolstered by current demographic conditions. Moreover, low inflation raises market valuations (P/E ratios and real interest rates) while high consumer and business optimism raises the willingness to take risk.

What are the risks to the market? Near-term, negative earnings surprises could stall the equity market, and a weak dollar would not be good for bonds. Over the intermediate term, if the economic slowdown does not materialize, inflation concerns will rise and the Fed will tighten. This would hurt valuations in both stocks and bonds.

Our view is to remain cautiously optimistic on both markets, but watch for the developing evidence of a slowdown.

Please read the Fund Managers' Reviews, which follow this letter, for a detailed perspective on each Fund's performance and our strategy going forward. We appreciate your continued trust and confidence in IAI. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

Sincerely,


/s/ Kip Knelman

I.P. "Kip" Knelman
President

                              FUND MANAGERS' REVIEW
                                  IAI BOND FUND


IAI BOND FUND

[PHOTO]
LARRY R. HILL, CFA
IAI BOND FUND CO-MANAGER

[PHOTO]
STEPHEN C. COLEMAN, CFA
IAI BOND FUND CO-MANAGER

WHAT IS THE FUND'S OBJECTIVE?

The IAI Bond Fund's objective is to provide a high level of current income consistent with preservation of capital. This objective is pursued by investing in a diversified portfolio of high quality bonds. The Fund invests primarily in investment-grade bonds and other debt securities of similar high quality. The Fund invests in a variety of maturities and sectors which are varied depending on relative values in the marketplace at a given point in time.

HOW HAS THE FUND PERFORMED?

The Fund gained 4.59% for the six months ended May 31, 1998. This compares to a return of 4.09% for the Lehman Brothers Aggregate Bond Index.

WERE THERE ANY SIGNIFICANT CHANGES?

The focus of the Fund on sector and issue selection continued throughout the first half of 1998. The interest sensitivity of the Fund was extended late in the first half reflecting our favorable outlook for interest rates in the near term.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

The strongest sector of the bond market in the first half was the treasury market. Spread sectors such as corporates and mortgages underperformed. Despite our emphasis on these spread sectors, the Fund return equaled that of the overall market.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Looking ahead, the near-term trends look favorable for bonds. US economic growth should moderate this summer in response to slower production, reduced inventory accumulation and rising imports. Soft commodity prices and Asian instability will keep inflation expectations in check. Federal Reserve policy will remain on hold. We have positioned the portfolio to benefit from these factors.

    However, we see risks for the market beyond the summer months. Consumer spending will stay strong, fueled by rising personal income, higher stock prices, ample job opportunities and a record high level of consumer sentiment. Inflation isn't dead. Falling commodity prices are currently masking a rising trend of service-based inflation in such areas as housing rental and medical care. The Fed may need to take action later in the year. As evidence of these events materialize, the Fund will be repositioned in a more defensive mode.

                              FUND MANAGERS' REVIEW
                                  IAI BOND FUND


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]
                                       LEHMAN BROTHERS
                                       AGGREGATE BOND
                 IAI BOND FUND             INDEX
                 -------------             -----

  6/1/88            10,000                 10,000
11/30/88            10,407                 10,513
11/30/89            12,073                 12,022
11/30/90            12,669                 12,933
11/30/91            14,480                 14,797
11/30/92            15,839                 16,108
11/30/93            18,059                 17,863
11/30/94            17,167                 17,316
11/30/95            19,818                 20,371
11/30/96            21,174                 21,606
11/30/97            22,900                 23,238
 5/31/98            23,951                 24,012


AVERAGE ANNUAL RETURNS+
THROUGH 5/31/98
                                       Six months*   1 Year   5 Years   10 Years
 -------------------------------------------------------------------------------

  IAI BOND FUND                           4.59%      11.80%    6.98%      9.13%
 -------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index    4.09%      10.91%    7.08%      9.24%

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  NOT ANNUALIZED


SECTORS
% OF PORTFOLIO AS OF 5/31/98

[PIE CHART]

U.S. Government Agency Mortgage-Backed      32%
Short-Term                                   7%
Asset-Backed                                 4%
U.S. Government & Government Agency         10%
Foreign Denominated                          1%
Corporate                                   39%
Preferred Stock                              7%


EFFECTIVE MATURITY
% OF PORTFOLIO AS OF 5/31/98

[BAR CHART]

Years
-----

0-3            7%
3-5           20%
5-10          41%
10-20         13%
20+           19%


NOTE TO PRESIDENT'S LETTER & FUND MANAGERS' REVIEW

PERFORMANCE DATA FOR THE IAI BOND FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN, YIELD AND PRINCIPAL MAY FLUCTUATE, SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDEXES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.


CREDIT RATING
% OF PORTFOLIO AS OF 5/31/98

U.S.
Government...... 43%
Aaa.............  3%
Aa..............  1%
A............... 26%
Baa............. 18%
Non-Investment
Grade...........  9%

                              FUND MANAGER'S REVIEW
                               IAI GOVERNMENT FUND


IAI GOVERNMENT FUND

[PHOTO]
LARRY R. HILL, CFA
IAI GOVERNMENT FUND MANAGER

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide shareholders with a high level of current income with preservation of capital. The Fund invests primarily in U.S. Government securities with dollar-weighted average maturity of seven years or less.

HOW HAS THE FUND PERFORMED?

The Fund gained 3.32% for the six months ended May 31, 1998, compared with a return of 4.14% for its benchmark, the Salomon Brothers Intermediate Treasury/Agency/Mortgage-Backed Index.

WERE THERE ANY SIGNIFICANT CHANGES?

The interest rate sensitivity of the Fund was maintained in line with the market during the first half. The allocation to non-government, non-mortgage sectors was increased as corporate spreads widened, providing better value.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

The biggest event during the first half was the inversion of the yield curve between 2 years and 10 years. two year treasury yields ended the period at 5.49% while ten year treasuries yielded 5.44%. The underweight position in treasuries had a negative impact on performance.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Near-term trends look favorable for bonds. US economic growth should moderate this summer in response to slower production, reduced inventory accumulation and rising imports. Soft commodity prices and Asian instability will keep inflation expectations in check. Federal Reserve policy will remain on hold. We have positioned the portfolio to benefit from these factors and from the wider corporate bond spreads.
    However, we see risks for the market beyond the summer months. Consumer spending will stay strong, fueled by rising personal income, higher stock prices, ample job opportunities and a record high level of consumer sentiment. Inflation isn't dead. Falling commodity prices are currently masking a rising trend of service-based inflation in such areas as housing rental and medical care. The Fed may need to take action later in the year. As evidence of these events materialize, the Fund will be repositioned in a more defensive mode.

                              FUND MANAGER'S REVIEW
                               IAI GOVERNMENT FUND


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]
                                      SALOMON BROTHERS
                                        INTERMEDIATE
                                      TREASURY/AGENCY/
              IAI GOVERNMENT FUND     MORTGAGE-BACKED
               (INCEPTION 8/08/91)         INDEX*
                 -------------             -----

  8/8/91            10,000                 10,000
11/30/91            10,464                 10,398
11/30/92            11,247                 11,182
11/30/93            12,292                 12,068
11/30/94            12,010                 11,884
11/30/95            13,331                 13,684
11/30/96            13,995                 14,528
11/30/97            14,639                 15,520
 5/31/98            15,125                 16,162


AVERAGE ANNUAL RETURNS+
THROUGH 5/31/98
                                                                         Since
                                                                       Inception
                                       Six months**  1 Year  5 Years    8/08/91
--------------------------------------------------------------------------------

 IAI GOVERNMENT FUND                       3.32%      7.79%    4.99%     6.26%
--------------------------------------------------------------------------------
 Salomon Brothers Intermediate Treasury/
   Agency/Mortgage-Backed Index            4.14%      9.53%    6.60%     7.36%*

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 9/01/91
** NOT ANNUALIZED


SECTORS
% OF PORTFOLIO AS OF 5/31/98

[PIE CHART]

U.S. Government Agency Mortgage-Backed      33%
Foreign Denominated                          4%
Asset-Backed                                 3%
U.S. Government & Government Agency         52%
Short-Term                                   5%
Corporate                                    3%


EFFECTIVE MATURITY
% OF PORTFOLIO AS OF 5/31/98

[BAR CHART]

Years
-----

0-1            6%
1-3           34%
3-5           29%
5-10          31%


NOTE TO PRESIDENT'S LETTER & FUND MANAGER'S REVIEW

PERFORMANCE DATA FOR THE IAI GOVERNMENT FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN, YIELD AND PRINCIPAL MAY FLUCTUATE, SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.

                                 FUND PORTFOLIO
                                  IAI BOND FUND


                                  MAY 31, 1998
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)


CORPORATE BONDS - 40.6%
                                                                                      Principal         Market
                                                           Rate      Maturity           Amount         Value(a)
-----------------------------------------------------------------------------------------------------------------
FINANCIAL - 5.9%

Allstate                                                   6.75%     05/15/18        $  220,000       $  221,802
Mercantile Bancorp                                         6.80      06/15/01           500,000          505,355
MMI Capital Trust I Series B                               7.63      12/15/27         1,000,000        1,017,125
Nationsbank                                                6.38      05/15/05           580,000          584,559
North Fork Capital Trust II                                8.00      12/15/27         1,000,000        1,031,163
                                                                                                   --------------
                                                                                                       3,360,004
-----------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 30.6%

Abitibi-Consolidated (f)                                   7.50      04/01/28           350,000          356,048
Boyds Collection (e)                                       9.00      05/15/08           175,000          174,563
Chattem (e)                                                8.88      04/01/08           275,000          273,625
Chesapeake Energy (e)                                      9.63      05/01/05           175,000          174,125
Coca - Cola Bottling                                       7.20      07/01/09           500,000          520,145
Computer Associates International (e)                      6.38      04/15/05           690,000          686,143
Corning Consumer Products (e)                              9.63      05/01/08           325,000          325,000
CSC Holdings Series B                                      8.13      08/15/09         1,000,000        1,045,000
Day International Group (e)                                9.50      03/15/08           300,000          300,750
Dell Computer                                              7.10      04/15/28         1,850,000        1,876,270
Falcon Holding Group (e)                                   8.38      04/15/10           175,000          171,938
Finlay Fine Jewelry                                        8.38      05/01/08           200,000          201,500
Fred Meyer                                                 7.45      03/01/08           705,000          706,911
General Motors                                             6.75      05/01/28           470,000          470,851
Grove Worldwide (e)                                        9.25      05/01/08           150,000          150,000
Level 3 Communications (e)                                 9.12      05/01/08           300,000          291,375
Lin Television (e)                                         8.38      03/01/08           350,000          348,250
Litton Industries                                          6.75      04/15/18           310,000          309,117
Nextlink Communications (e)                                9.00      03/15/08           150,000          151,500
NGC                                                        7.13      05/15/18         1,600,000        1,622,128
Pharmerica (e)                                             8.38      04/01/08           150,000          150,375
Pierce Leahy Command (e)                                   8.13      05/15/08           300,000          291,000
R&B Falcon (e)                                             7.38      04/15/18           400,000          404,484
Raytheon                                                   6.30      03/15/05           330,000          329,716
Revlon Consumer Products                                   8.63      02/01/08           300,000          297,750
Time Warner (e)                                            6.10      12/30/01         1,000,000          993,430
Time Warner Entertainment                                  8.38      03/15/23         1,300,000        1,511,432
Transamerica Capital III Series AI                         7.63      11/15/37         1,750,000        1,858,880
Union Pacific Resources                                    7.05      05/15/18           680,000          685,410
Watson Pharmaceuticals                                     7.13      05/15/08           700,000          698,950
                                                                                                   --------------
                                                                                                      17,376,666
-----------------------------------------------------------------------------------------------------------------


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 16

                                 FUND PORTFOLIO
                                  IAI BOND FUND

                                  MAY 31, 1998
                                   (UNAUDITED)


CORPORATE BONDS (CONT.)
                                                                                      Principal         Market
                                                           Rate      Maturity           Amount         Value(a)
-----------------------------------------------------------------------------------------------------------------
UTILITIES  4.1%

GTE                                                        6.94%    04/15/28        $ 680,000        $   681,095
Israel Electric (Yankee) (e) (f)                           7.75     12/15/27          590,000            596,154
Israel Electric (Yankee) (e) (f)                           8.10     12/15/96          150,000            154,644
KN Energy                                                  7.25     03/01/28          290,000            295,133
MCI Communications                                         6.13     04/15/02          630,000            628,236
                                                                                                    -------------
                                                                                                       2,355,262
=================================================================================================================
TOTAL INVESTMENTS IN CORPORATE BONDS
(COST: $22,739,045)                                                                              $    23,091,932
=================================================================================================================

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 9.7%

                                                                                      Principal         Market
                                                           Rate      Maturity           Amount         Value(a)
-----------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES - 3.7%
                                                           5.88%      09/30/02      $  780,000       $   787,558
                                                           6.50       08/15/05       1,260,000         1,322,609
                                                                                                    -------------
                                                                                                       2,110,167
-----------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS - 3.5%
                                                           9.25       02/15/16         845,000         1,156,729
                                                           6.63       02/15/27         165,000           181,913
                                                           6.13       11/15/27         580,000           606,007
                                                                                                    -------------
                                                                                                       1,944,649
-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.5%
Federal National Mortgage Association                      6.00       05/15/08         600,000           603,750
U.S. Treasury STRIP (ZERO COUPON)                          6.12 (g)   11/15/10       1,700,000           827,050
                                                                                                    -------------
                                                                                                       1,430,800
=================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
(COST: $5,310,284)                                                                               $     5,485,616
=================================================================================================================


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 16

                                 FUND PORTFOLIO
                                  IAI BOND FUND


                                  MAY 31, 1998
                                   (UNAUDITED)


U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 33.4%
                                                                                      Principal         Market
                                                           Rate      Maturity           Amount         Value(a)
-----------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 5.3%
                                                           6.00%      04/01/11      $  999,577       $   994,260
                                                           6.50       04/01/13         448,443           451,385
                                                           6.50       05/01/13         669,933           674,327
                                                           6.50       03/01/28         878,871           874,750
                                                                                                    -------------
                                                                                                       2,994,722
-----------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.7%
                                                           9.00       06/01/17         940,815         1,009,015
                                                           7.50       01/01/28 (b)     550,000           565,296
                                                           6.50       03/01/28         991,722           985,830
                                                           6.50       04/01/28         332,593           330,618
                                                           7.00       05/01/28         830,000           841,670
                                                           7.00       06/01/28 (b)   1,730,000         1,754,324
                                                                                                    -------------
                                                                                                       5,486,753
-----------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION DWARF - 5.4%
                                                          6.50       12/01/12          369,952           372,032
                                                          6.00       03/01/13        1,359,304         1,343,155
                                                          6.50       03/01/13        1,332,228         1,339,715
                                                                                                    -------------
                                                                                                       3,054,902
-----------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 12.4%
                                                          9.00       11/15/17          259,218           280,277
                                                          7.00       12/15/23          236,967           241,187
                                                          8.00       12/15/23          852,821           893,057
                                                          7.00       10/15/26        1,280,799         1,302,419
                                                          7.00       11/15/26          349,355           355,252
                                                          7.50       12/15/27        2,455,151         2,530,328
                                                          7.00       03/15/28          833,239           846,255
                                                          7.50       05/15/28          570,000           587,453
                                                                                                    -------------
                                                                                                       7,036,228
-----------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION MIDGET - 0.6%
                                                          7.00       01/15/08          357,749           367,697

=================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(COST: $18,826,315)                                                                              $    18,940,302
=================================================================================================================


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 16

                                 FUND PORTFOLIO
                                  IAI BOND FUND


                                  MAY 31, 1998
                                   (UNAUDITED)


ASSET-BACKED SECURITIES - 3.5%
                                                                                      Principal         Market
                                                           Rate      Maturity           Amount         Value(a)
-----------------------------------------------------------------------------------------------------------------
CREDIT CARD RELATED - 3.5%

First Chicago Master Trust II 95-O A                      5.89% (h)   02/15/04      $  250,000       $   250,858
Fleet Credit Card Master Trust 96-D A                     5.81 (h)    06/15/05         750,000           749,760
MBNA Master Credit Card Trust 96-J A                      5.81 (h)    02/15/06       1,000,000         1,002,180
                                                                                                    -------------
                                                                                                       2,002,798
=================================================================================================================
TOTAL INVESTMENTS IN ASSET-BACKED SECURITIES
(COST: $2,005,724)                                                                               $     2,002,798
=================================================================================================================
FOREIGN DENOMINATED BONDS-1.4%
                                                                                      Principal         Market
                                                           Rate      Maturity         Amount(d)         Value(a)
-----------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATION -1.4%
Federal National Mortgage Association Global
    (NEW ZEALAND DOLLAR)                                  7.00%       09/26/00      1,500,000       $   791,543
=================================================================================================================
TOTAL INVESTMENTS IN FOREIGN DENOMINATED BONDS
(COST: $804,709) ..............................................................................  $       791,543
=================================================================================================================


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 16

                                 FUND PORTFOLIO
                                  IAI BOND FUND


                                  MAY 31, 1998
                                   (UNAUDITED)


NON-CONVERTIBLE PREFERRED STOCK - 7.2%
                                                                                                        Market
                                                                        Rate        Quantity           Value(a)
-----------------------------------------------------------------------------------------------------------------
FINANCIAL - 7.2%
SI Financing Trust I                                                    2.38%        150,000         $ 4,096,800
=================================================================================================================
TOTAL INVESTMENTS IN NON-CONVERTIBLE PREFERRED STOCK
(COST: $3,810,939) ............................................................................      $ 4,096,800
=================================================================================================================
TOTAL INVESTMENTS IN LONG-TERM SECURITIES
(COST: $53,497,016) ...........................................................................      $54,408,991
=================================================================================================================

SHORT-TERM SECURITIES - 7.5%
                                                                                      Principal         Market
                                                           Rate      Maturity           Amount         Value(a)
-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 0.3%
U.S. Treasury Bills                                       5.24%      10/22/98       $  175,000(c)    $   171,482
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 7.2%
General Electric Credit (Financial)                       5.65       06/01/98        2,350,000         2,350,000
General Electric (Utilities)                              5.51       06/09/98        1,725,000         1,722,888
                                                                                                    -------------
                                                                                                       4,072,888
=================================================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $4,244,384) ............................................................................  $     4,244,370
=================================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $57,741,400) (i) .......................................................................  $    58,653,361
=================================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - (3.3%)
  .............................................................................................  $   (1,849,036)
=================================================================================================================
TOTAL NET ASSETS
  .............................................................................................  $    56,804,325
=================================================================================================================


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 16

                                 FUND PORTFOLIO
                               IAI GOVERNMENT FUND

                                  MAY 31, 1998
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)


CORPORATE BONDS - 3.3%
                                                                                      Principal         Market
                                                           Rate      Maturity           Amount         Value(a)
-----------------------------------------------------------------------------------------------------------------
FINANCIAL -3.3%

AT&T Capital (MEDIUM-TERM NOTE)                           6.41%      08/13/99       $  500,000       $   501,745
=================================================================================================================
TOTAL INVESTMENTS IN CORPORATE BONDS
(COST: $500,000) ..............................................................................  $       501,745
=================================================================================================================

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS  - 50.7%

                                                                                      Principal         Market
                                                           Rate      Maturity           Amount         Value(a)
-----------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES - 36.4%
                                                          6.00%      06/30/99       $  150,000       $   150,725
                                                          5.63       11/30/99          500,000           500,470
                                                          6.38       05/15/00          700,000           710,388
                                                          5.63       11/30/00          300,000           300,468
                                                          6.63       07/31/01          500,000           514,765
                                                          6.13       12/31/01          500,000           508,045
                                                          6.63       04/30/02          400,000           413,876
                                                          5.63       12/31/02          750,000           750,585
                                                          5.50       03/31/03          250,000           249,103
                                                          5.75       08/15/03          750,000           755,393
                                                          6.88       05/15/06          150,000           161,367
                                                          6.63       05/15/07          500,000           532,655
                                                                                                    -------------
                                                                                                       5,547,840
-----------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS - 5.6%
                                                         11.63       11/15/04          640,000           844,301
-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.7%
Federal Home Loan Mortgage Association                    5.63       03/15/01        1,000,000           997,660
                                                          6.00       05/15/08          320,000           322,000
                                                                                                    -------------
                                                                                                       1,319,660
=================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
(COST: $7,702,728) ............................................................................  $     7,711,801
=================================================================================================================


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 16

                                 FUND PORTFOLIO
                               IAI GOVERNMENT FUND


                                  MAY 31, 1998
                                   (UNAUDITED)


U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 32.5%
                                                                                      Principal         Market
                                                           Rate      Maturity           Amount         Value(a)
-----------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.9%
                                                           5.50%     07/01/98       $      225       $       223
                                                           7.00      01/01/99            1,295             1,290
                                                           6.25      12/01/03           62,545            62,637
                                                           5.35      02/15/06          383,734           381,336
                                                           6.00      07/01/09           21,922            21,906
                                                           7.00      08/15/21        1,015,000         1,033,392
                                                                                                    -------------
                                                                                                       1,500,784
-----------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 2.6%
                                                           6.50      08/01/25          389,166           388,192
-----------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.7%
                                                          11.50      01/01/01            2,503             2,571
                                                          11.50      01/01/13            7,956             8,968
                                                           9.50      12/25/18          160,717           173,575
                                                           6.50      03/01/28          694,205           690,081
                                                                                                    -------------
                                                                                                         875,195
-----------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION DWARFS - 3.5%
                                                          10.00      02/01/01           14,327            14,733
                                                          10.00      01/01/03          229,368           241,168
                                                           6.50      12/01/12          278,263           279,828
                                                                                                    -------------
                                                                                                         535,729
-----------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.8%
                                                           8.00      09/15/08          326,393           340,042
                                                          11.00      06/15/13           11,937            13,343
                                                           9.00      11/15/17          645,323           697,750
                                                           7.00      11/15/26          588,388           598,320
                                                                                                    -------------
                                                                                                       1,649,455
=================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(COST: $4,857,908) ............................................................................  $     4,949,355
=================================================================================================================


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 16

                                 FUND PORTFOLIO
                               IAI GOVERNMENT FUND


                                  MAY 31, 1998
                                   (UNAUDITED)


ASSET-BACKED SECURITIES - 3.1%
                                                                                      Principal         Market
                                                           Rate      Maturity           Amount         Value(a)
-----------------------------------------------------------------------------------------------------------------
AUTO LOAN RELATED - 3.1%
First Security Auto Grantor Trust 98-A                    5.97%      04/15/04       $  477,755       $   478,405
=================================================================================================================
TOTAL INVESTMENTS IN ASSET-BACKED SECURITIES
(COST: $477,611)...............................................................................  $       478,405
=================================================================================================================

FOREIGN DENOMINATED BONDS - 3.7%

                                                                                      Principal         Market
                                                           Rate      Maturity         Amount(d)         Value(a)
-----------------------------------------------------------------------------------------------------------------
GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 3.7%
New Zealand Government (NEW ZEALAND DOLLAR)               8.00%      02/15/01       $7,000,000       $   383,291
International Bank for Reconstruction and Development
   (POLAND ZLOTTY)                                        16.50      03/09/05        6,000,000           175,308
                                                                                                    -------------
                                                                                                         558,599
=================================================================================================================
TOTAL INVESTMENTS IN FOREIGN DENOMINATED BONDS
(COST: $629,887) ..............................................................................  $       558,599
=================================================================================================================
TOTAL INVESTMENTS IN LONG-TERM SECURITIES
(COST: $14,168,134) ...........................................................................  $    14,199,905
=================================================================================================================

SHORT-TERM SECURITIES - 5.0%

                                                                                      Principal         Market
                                                           Rate      Maturity           Amount         Value(a)
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 5.0%
General Electric Credit (Financial)                       5.65%      06/01/98       $  760,000       $   760,000

=================================================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $760,000) ..............................................................................  $       760,000
=================================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $14,928,136) (i) .......................................................................  $    14,959,905
=================================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 1.7%
  .............................................................................................  $       262,365
=================================================================================================================
TOTAL NET ASSETS
  .............................................................................................  $    15,222,270
=================================================================================================================


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 16

                            NOTES TO FUND PORTFOLIOS
                       IAI BOND FUND, IAI GOVERNMENT FUND


                                  MAY 31, 1998
                                   (UNAUDITED)

                                       (a)

Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation."

                                       (b)

Purchased on a when-issued basis. At May 31, 1998, the total cost of securities purchased on a when-issued basis in the IAI Bond Fund portfolio was $2,313,378.

                                       (c)

Security is fully or partially pledged to cover initial margin on open futures contracts (see Note 6 to financial statements).

                                       (d)

Foreign security cost and market values are stated in U.S. dollars. Principal amounts are denominated in the foreign currency indicated parenthetically.

                                       (e)

Represents security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933. These issues may only be sold to other qualified institutional buyers, and are considered liquid under guidelines established by the Board of Directors.

                                       (f)

Yankee represents dollar-denominated bonds issued in the United States by foreign banks and corporations.

                                       (g)

Interest rate shown represents yield-to-maturity at date of purchase.

                                       (h)

Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 1998.

                                       (i)

At May 31, 1998, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

                                                IAI                   IAI
                                             BOND FUND           GOVERNMENT FUND
--------------------------------------------------------------------------------

Cost for federal income tax purposes      $   57,743,226       $   14,944,273
                                      ==========================================
Gross unrealized appreciation             $      961,534       $      104,402

Gross unrealized depreciation                    (51,399)             (88,770)
                                      ------------------------------------------
Net unrealized appreciation               $      910,135       $       15,632
                                      ==========================================

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENTS OF ASSETS AND LIABILITIES
                       IAI BOND FUND, IAI GOVERNMENT FUND


                                  MAY 31, 1998
                                   (UNAUDITED)


                                                                         IAI BOND FUND               IAI GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities unaffiliated issuers, at market
   (Cost: $57,741,400 and $14,928,136, respectively)                            $ 58,653,361                   $ 14,959,905
Cash in bank on demand deposit                                                       110,770                        101,693
Receivable for investment securities sold                                            775,101                             --
Dividends and accrued interest receivable                                            506,916                        162,933
Other                                                                                 21,029                             --
                                                                 ------------------------------------------------------------
      TOTAL ASSETS                                                                60,067,177                     15,224,531
                                                                 ------------------------------------------------------------
LIABILITIES
Payable for investment securities purchased                                        3,247,614                             --
Unrealized depreciation on foreign currency contracts held,
   at value (Note 8)                                                                   3,815                          1,178
Accrued management fee                                                                 3,423                            917
Variation margin payable                                                               8,000                            166
                                                                 ------------------------------------------------------------
      TOTAL LIABILITIES                                                            3,262,852                          2,261
                                                                 ------------------------------------------------------------
      NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                        $ 56,804,325                   $ 15,222,270
                                                                 ============================================================
REPRESENTED BY:
Capital stock                                                                   $     59,176                   $     15,501
Additional paid-in capital                                                        56,845,789                     17,084,405
Undistributed net investment income                                                  117,109                         15,268
Accumulated net realized (losses)                                                 (1,034,016)                    (1,922,974)
Unrealized appreciation (depreciation) on:
   Investment securities                                           $    820,308                    $    31,769
   Other assets and liabilities denominated in foreign currency          (4,041)                        (1,699)
                                                                 --------------                  -------------
                                                                                     816,267                         30,070
                                                                 ------------------------------------------------------------
      TOTAL - REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING
         CAPITAL STOCK                                                          $ 56,804,325                   $ 15,222,270
                                                                 ============================================================

      Shares of capital stock outstanding; authorized 10 billion
         shares of $0.01 par value stock                                           5,917,572                      1,550,057
                                                                 ------------------------------------------------------------

      NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK                    $       9.60                   $       9.82
                                                                 ============================================================

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 26

                            STATEMENTS OF OPERATIONS
                       IAI BOND FUND, IAI GOVERNMENT FUND


                          SIX MONTHS ENDED MAY 31, 1998
                                   (UNAUDITED)

                                                                               IAI BOND FUND             IAI GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   INCOME:
      Interest (net of  foreign income taxes withheld
         of $0 and 343, respectively)                                                 $ 1,961,121                   $   548,035
      Dividends                                                                           178,125                            --
                                                                       ----------------------------------------------------------
         TOTAL INCOME                                                                   2,139,246                       548,035

   EXPENSES:
      Management fees                                                                     345,200                        92,698
      Compensation of Directors                                                             3,871                         1,036
                                                                       ----------------------------------------------------------
         TOTAL EXPENSES                                                                   349,071                        93,734
         Less fees reimbursed by Advisers                                                  (3,871)                       (1,036)
                                                                       ----------------------------------------------------------
         NET EXPENSES                                                                     345,200                        92,698
                                                                       ----------------------------------------------------------
         NET INVESTMENT INCOME                                                          1,794,046                       455,337
                                                                       ----------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
      Net realized gains (losses) on:
         Investment securities                                         $ 1,202,067                    $  263,081
         Futures contracts                                                (328,185)                      (16,497)
         Written option contracts                                               --                        21,215
         Foreign currency transactions                                     (25,849)                       67,916
                                                                       -----------                    ----------
                                                                                          848,033                       335,715
      Net change in unrealized appreciation or depreciation on:
         Investment securities                                         $    13,494                    $ (234,390)
         Futures contracts                                                 175,512                         7,245
         Other assets and liabilities denominated in foreign currency       (4,371)                       (4,373)
                                                                       -----------                    ----------
                                                                                          184,635                      (231,518)
                                                                       ----------------------------------------------------------
            NET GAIN ON INVESTMENTS                                                     1,032,668                       104,197
                                                                       ----------------------------------------------------------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 2,826,714                   $   559,534
                                                                       ==========================================================

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 26

                       STATEMENTS OF CHANGES IN NET ASSETS
                       IAI BOND FUND, IAI GOVERNMENT FUND

                                                                         IAI BOND FUND                    IAI GOVERNMENT FUND

                                                              Six months ended     Year ended      Six months ended     Year ended
                                                                   May 31,        November 30,         May 31,         November 30,
                                                                    1998              1997              1998               1997
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 (UNAUDITED)                         (UNAUDITED)
OPERATIONS
   Net investment income                                        $  1,794,046      $  4,237,216      $    455,337      $  1,383,728
   Net realized gains (losses)                                       848,033         3,154,037           335,715          (279,809)
   Net change in unrealized appreciation or depreciation             184,635        (1,905,812)         (231,518)         (125,330)
                                                              ---------------------------------------------------------------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        2,826,714         5,485,441           559,534           978,589
                                                              ---------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (2,053,648)       (4,411,156)         (518,424)       (1,424,732)
                                                              ---------------------------------------------------------------------
       TOTAL DISTRIBUTIONS                                        (2,053,648)       (4,411,156)         (518,424)       (1,424,732)
                                                              ---------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
   Net proceeds from sale of shares                                9,819,505        19,823,156           981,790         6,086,177
   Net asset value of shares issued to shareholders in
       reinvestment of distributions                               1,960,204         4,206,938           493,132         1,405,217
   Cost of shares redeemed                                       (24,368,811)      (43,287,269)       (5,206,629)      (17,883,098)
                                                              ---------------------------------------------------------------------
       DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS    (12,589,102)      (19,257,175)       (3,731,707)      (10,391,704)
                                                              ---------------------------------------------------------------------
       TOTAL DECREASE IN NET ASSETS                              (11,816,036)      (18,182,890)       (3,690,597)      (10,837,847)
NET ASSETS AT BEGINNING OF PERIOD                                 68,620,361        86,803,251        18,912,867        29,750,714
                                                              ---------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                                     $ 56,804,325      $ 68,620,361      $ 15,222,270      $ 18,912,867
                                                              =====================================================================
       INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF:        $    117,109      $    376,711      $     15,268      $     78,355
                                                              =====================================================================

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 26

                              FINANCIAL HIGHLIGHTS
                                  IAI BOND FUND


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                    Years ended                               Year ended
                                             Six months             November 30,            Period from        March 31,
                                               ended        --------------------------    April 1, 1994 to    ----------
                                            May 31, 1998    1997       1996       1995   November 30, 1994+      1994
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                             (UNAUDITED)
Beginning of period                            $9.49       $9.32      $9.34      $8.65         $9.32            $10.42
                                            ------------------------------------------------------------------------------

OPERATIONS
     Net investment income                      0.29        0.54       0.56       0.58          0.36              0.62
     Net realized and unrealized gains (losses) 0.14        0.19       0.04       0.72         (0.55)            (0.25)
                                            ------------------------------------------------------------------------------
         TOTAL FROM OPERATIONS                  0.43        0.73       0.60       1.30         (0.19)             0.37
                                            ------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                     (0.32)      (0.56)     (0.62)     (0.61)        (0.35)            (0.66)
     Net realized gains                           --          --         --         --         (0.13)            (0.81)
                                            ------------------------------------------------------------------------------
         TOTAL DISTRIBUTIONS                   (0.32)      (0.56)     (0.62)     (0.61)        (0.48)            (1.47)
                                            ------------------------------------------------------------------------------

NET ASSET VALUE
     End of period                             $9.60       $9.49      $9.32      $9.34         $8.65             $9.32
                                            ==============================================================================

Total investment return*                       4.59%       8.15%      6.85%     15.46%        (2.10%)            3.16%

Net assets at end of period (000's omitted)  $56,804     $68,620    $86,803    $77,526       $80,622           $97,139

RATIOS
     Expenses to average net assets            1.10%**     1.10%      1.10%      1.09%         1.10%**           1.09%
     Net investment income to
         average net assets                    5.71%**     5.74%      6.20%      6.32%         6.03%**           5.63%
     Portfolio turnover rate
         (excluding short-term securities)    178.0%      482.2%     342.4%     424.7%        226.7%            333.1%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.
**  ANNUALIZED
+   REFLECTS FISCAL YEAR-END CHANGE FROM MARCH 31 TO NOVEMBER 30.

                              FINANCIAL HIGHLIGHTS
                               IAI GOVERNMENT FUND


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                    Years ended                               Year ended
                                             Six months             November 30,            Period from        March 31,
                                               ended        --------------------------    April 1, 1994 to    ----------
                                            May 31, 1998    1997       1996       1995   November 30, 1994+      1994
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                             (UNAUDITED)
     Beginning of period                       $9.80       $9.95     $10.06      $9.62         $9.98            $10.46
                                            ------------------------------------------------------------------------------

OPERATIONS
     Net investment income                      0.27        0.58       0.58       0.60          0.33              0.47
     Net realized and unrealized
         gains (losses)                         0.05       (0.14)     (0.10)      0.43         (0.34)            (0.24)
                                            ------------------------------------------------------------------------------
         TOTAL FROM OPERATIONS                  0.32        0.44       0.48       1.03         (0.01)             0.23
                                            ------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                     (0.30)      (0.59)     (0.59)     (0.59)        (0.32)            (0.49)
     Net realized gains                           --          --         --         --         (0.03)            (0.22)
                                            ------------------------------------------------------------------------------
         TOTAL DISTRIBUTIONS                   (0.30)      (0.59)     (0.59)     (0.59)        (0.35)            (0.71)
                                            ------------------------------------------------------------------------------

NET ASSET VALUE
     End of period                             $9.82       $9.80      $9.95     $10.06         $9.62             $9.98
                                            ==============================================================================

Total investment return*                       3.32%       4.60%      4.99%     10.99%        (0.09%)            2.02%

Net assets at end of period
     (000's omitted)                         $15,222     $18,913    $29,751    $48,121       $38,438           $41,027

RATIOS
     Expenses to average net assets            1.10%**     1.10%      1.10%      1.10%         1.10%**           1.10%
     Net investment income to
         average net assets                    5.40%**     5.82%      5.78%      5.97%         5.12%**           4.40%
     Portfolio turnover rate
         (excluding short-term securities)    226.5%      349.5%     152.0%     284.1%        121.5%            641.0%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE.
**  ANNUALIZED
+   REFLECTS FISCAL YEAR-END CHANGE FROM MARCH 31 TO NOVEMBER 30.

                          NOTES TO FINANCIAL STATEMENTS
                       IAI BOND FUND, IAI GOVERNMENT FUND


                                  MAY 31, 1998
                                   (UNAUDITED)

[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The IAI Mutual Funds are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies, or series thereof. IAI Bond Fund (Bond Fund) is a separate portfolio of IAI Investment Funds I, Inc. IAI Government Fund (Government Fund) is a separate portfolio of IAI Investment Funds VI, Inc. The Bond Fund's primary objective is to provide a high level of current income consistent with capital preservation, through investments in a diversified portfolio of primarily investment grade bonds and other debt securities of similar high quality. The Government Fund seeks to provide shareholders with a high level of current income with preservation of capital by investing primarily in U.S. Government securities. This report covers only Bond Fund and Government Fund (the Funds).

Significant accounting policies followed by the Funds are summarized below:

SECURITY VALUATION

Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service. Securities which cannot be valued by the portfolio pricing service are valued using dealer-supplied valuations, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less at acquisition are valued at cost adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis may occur a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the Funds maintain, in segregated accounts, assets with a market value equal to the amount of their purchase commitments.

FUTURES AND OPTIONS CONTRACTS

In order to increase exposure to and hedge against changes in the market, the Funds may buy and sell futures contracts and options. The risks of entering into futures and option contracts include the possibility that changes in the value of these contracts may not correlate with changes in the underlying security.

Futures contracts are valued at the settlement price of the exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded daily as unrealized gains or losses. Variation margin is paid or received in cash daily by the Fund. The Fund realizes a gain or loss when the contract is closed or expires.

Options traded on an exchange are valued using the last sale price, and those traded over-the-counter are valued using dealer-supplied valuations, resulting in unrealized appreciation or depreciation being recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

                          NOTES TO FINANCIAL STATEMENTS
                       IAI BOND FUND, IAI GOVERNMENT FUND


                                  MAY 31, 1998
                                   (UNAUDITED)

[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Bond Fund and Government Fund may invest in foreign securities. The market value of securities and other assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the closing rate of exchange. Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date and are recorded in realized and unrealized appreciation (depreciation) on foreign currency transactions.

Exchange gains and losses may also be realized between the trade and settlement dates on security and foreign currency contract transactions. The Funds do not isolate that portion of the result of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete the obligations of the contract.

FEDERAL TAXES

Since it is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Funds are required to distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of recognition of certain foreign currency gains and losses as ordinary income and the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for tax purposes.

For federal income tax purposes, the Bond Fund and Government Fund have capital loss carryovers of approximately 2,102,000 and $2,266,000, respectively at November 30, 1997, which, if not offset by subsequent capital gains, will expire in 2002 and 2002 through 2005, respectively. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryovers are offset or expire.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Funds record security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income, including level yield amortization of discount for the Funds, is accrued daily. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the record date. Distributions from net investment income are made monthly. Capital gains, if any, are primarily distributed at the end of the calendar year. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

                          NOTES TO FINANCIAL STATEMENTS
                       IAI BOND FUND, IAI GOVERNMENT FUND


                                  MAY 31, 1998
                                   (UNAUDITED)

[2] COMMITMENTS AND CONTINGENCIES

For purposes of obtaining certain types of insurance coverage for the Funds and their officers and directors, the Funds are policyholders in an industry-sponsored mutual insurance company (the Company). The Funds are committed to make capital contributions, if requested by the Company.

Bond Fund and Government Fund have available lines of credit of $10,207,000 and $2,683,000, respectively, with a bank at the prime interest rate. To the extent funds are drawn against the line, securities are held in a segregated account. No compensating balances or commitment fees are required under the lines of credit. During the six months ended May 31, 1998, the Funds paid $2,009 and $487, respectively, in interest on the line of credit at an average rate of 8.50%. There were no borrowings outstanding at May 31, 1998.

[3] FEES AND EXPENSES

Under terms of each Fund's Management Agreement, Investment Advisers, Inc. (Advisers) is required to pay for all expenses of each Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for each Fund paying an all inclusive management fee (unified fee) to Advisers. This fee is equal to an annual rate of 1.10% declining to 1.00% of average daily net assets and is paid monthly. The Management Agreements further provide that Advisers will reimburse the Funds for the fees and expenses it pays to Directors who are not "interested persons" of the Funds or reduce its fee by an equivalent amount.

                          NOTES TO FINANCIAL STATEMENTS
                       IAI BOND FUND, IAI GOVERNMENT FUND


                                  MAY 31, 1998
                                   (UNAUDITED)

[4] CAPITAL STOCK

The Funds each have authorized 10 billion shares of $.01 par value stock. Transactions in shares of capital stock during the periods ended May 31, 1998 and November 30, 1997, were as follows:

                                  IAI BOND FUND                         IAI GOVERNMENT FUND
-------------------------------------------------------------------------------------------------
                        Six months ended      Year ended        Six months ended      Year ended
                             May 31,         November 30,            May 31,         November 30,
                              1998               1997                 1998               1997
-------------------------------------------------------------------------------------------------
SOLD                       1,023,618          2,139,386              99,821             620,340

ISSUED FOR REINVESTED
DISTRIBUTIONS                205,177            454,281              50,454             144,144

REDEEMED                  (2,540,680)        (4,677,133)           (529,487)         (1,825,354)
                        -------------------------------------------------------------------------
INCREASE (DECREASE)
IN SHARES OUTSTANDING     (1,311,885)        (2,083,466)           (379,212)         (1,060,870)
                        =========================================================================

[5] INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 1998, purchases of securities and sales proceeds, other than investments in short-term securities, for the Funds were as follows:

                                           Purchases                  Sales
--------------------------------------------------------------------------------
  IAI BOND FUND                         $ 103,948,749            $ 113,788,588
  IAI GOVERNMENT FUND                   $  35,577,865            $  38,665,464

                          NOTES TO FINANCIAL STATEMENTS
                       IAI BOND FUND, IAI GOVERNMENT FUND


                                  MAY 31, 1998
                                   (UNAUDITED)

[6] OPEN FUTURES CONTRACTS

The financial futures contracts shown below were open as of May 31, 1998 in the Bond Fund. The market value of securities deposited to cover initial margin requirements for the open positions at May 31, 1998, was $171,483. The unrealized depreciation on these contracts is included in unrealized appreciation or depreciation on investment securities.


    IAI BOND FUND                        FUTURES
----------------------------------------------------------------------------------------------
                        Number of     Expiration                    Market        Unrealized
        Type            Contracts        Month       Position        Value       Depreciation
----------------------------------------------------------------------------------------------
 U.S. Treasury Note         40         June 1998       Short     $  4,518,750     $  33,738
 U.S. Treasury Bond         22         June 1998       Short     $  2,677,813        57,915
                                                                                --------------
                                                                                  $  91,653
                                                                                ==============

[7] OPTIONS CONTRACTS WRITTEN

During the six months ended May 31, 1998, Government Fund wrote the following options on futures. There were no outstanding contracts at May 31, 1998.

IAI GOVERNMENT FUND CALL OPTIONS
--------------------------------------------------------------------------------
                                         Number of Contracts          Premium
--------------------------------------------------------------------------------
  Outstanding at 11/30/97                        --                  $      --
  Opened                                         38                     21,215
  Expired                                       (38)                   (21,215)
  Closed                                         --                         --
  Exercised                                      --                         --
--------------------------------------------------------------------------------
  Outstanding at 5/31/98                         --                  $      --
================================================================================

                          NOTES TO FINANCIAL STATEMENTS
                       IAI BOND FUND, IAI GOVERNMENT FUND


                                  MAY 31, 1998
                                   (UNAUDITED)

[8] FOREIGN CURRENCY EXCHANGE CONTRACTS

At May 31, 1998, the Funds had entered into foreign currency exchange contracts. The unrealized appreciation (depreciation) on those contracts at May 31, 1998, is included in unrealized appreciation or depreciation on other assets and liabilities denominated in foreign currency. The terms of the open contracts are as follows:


IAI BOND FUND

 Exchange                                                                           Unrealized
   Date          Currency to be Delivered          Currency to be Received         Depreciation
------------------------------------------------------------------------------------------------
  6/18/98       1,460,000 New Zealand Dollars       776,720  U.S. Dollars            $ 3,815
------------------------------------------------------------------------------------------------

IAI GOVERNMENT FUND

 Exchange                                                                           Unrealized
   Date          Currency to be Delivered          Currency to be Received         Appreciation
------------------------------------------------------------------------------------------------

  6/18/98       730,000  New Zealand Dollars        389,090  U.S. Dollars            $ 1,178
------------------------------------------------------------------------------------------------

[9] SUBSEQUENT EVENT

On May 13, 1998, the Board of Directors approved a plan to liquidate Government Fund. It is anticipated that the shareholders will vote on this proposal in the fall of 1998.

                             IAI MUTUAL FUND FAMILY


TO DIVERSIFY YOUR PORTFOLIO, PLEASE CONSIDER ALL OF THE MUTUAL FUNDS IN OUR FUND FAMILY

------------------------------------------------------------------------------------------------------------------------------------
                                                      SECONDARY
IAI FUND                      PRIMARY OBJECTIVE       OBJECTIVE               PORTFOLIO COMPOSITION
 ...................................................................................................................................
IAI DEVELOPING                Capital Appreciation      --                    Equity securities of companies in developing countries
COUNTRIES FUND

------------------------------------------------------------------------------------------------------------------------------------

IAI INTERNATIONAL FUND        Capital Appreciation    Income                  Equity securities of non-U.S. companies

------------------------------------------------------------------------------------------------------------------------------------

IAI EMERGING GROWTH FUND      Capital Appreciation      --                    Common stocks of small- to medium-sized emerging
                                                                              growth companies

------------------------------------------------------------------------------------------------------------------------------------

IAI CAPITAL                   Capital Appreciation      --                    Common stocks of small- to medium-sized
APPRECIATION FUND                                                             growth companies

------------------------------------------------------------------------------------------------------------------------------------

IAI MIDCAP GROWTH FUND        Capital Appreciation      --                    Common stocks of medium-sized growth companies

------------------------------------------------------------------------------------------------------------------------------------

IAI REGIONAL FUND             Capital Appreciation      --                    Common stocks of Upper Midwest companies

------------------------------------------------------------------------------------------------------------------------------------

IAI GROWTH FUND               Capital Appreciation      --                    Common stocks with potential for above-average
                                                                              growth and appreciation

------------------------------------------------------------------------------------------------------------------------------------

IAI VALUE FUND                Capital Appreciation      --                    Common stocks which are considered to be undervalued

------------------------------------------------------------------------------------------------------------------------------------

IAI GROWTH AND INCOME FUND    Capital Appreciation    Income                  Common stocks with potential for long-term
                                                                              appreciation, and common stocks that are expected to
                                                                              produce income
------------------------------------------------------------------------------------------------------------------------------------

IAI BALANCED FUND             Total Return            Income                  Common stocks, investment-grade bonds and
                              [CAPITAL APPRECIATION                           short-term instruments
                               + INCOME]
------------------------------------------------------------------------------------------------------------------------------------

IAI BOND FUND                 Income                  Capital Preservation    Investment-grade bonds

------------------------------------------------------------------------------------------------------------------------------------

IAI GOVERNMENT FUND           Income                  Capital Preservation    U.S. Government securities

------------------------------------------------------------------------------------------------------------------------------------

IAI RESERVE FUND              Stability/Liquidity     Income                  The portfolio has a maximum average maturity of 25
                                                                              months, investing primarily in investment-grade bonds

------------------------------------------------------------------------------------------------------------------------------------

IAI MONEY MARKET FUND         Stability/Liquidity     Income                  The portfolio's average dollar-weighted maturity is
                                                                              less than 90 days, investing in high quality, money
                                                                              market securities
------------------------------------------------------------------------------------------------------------------------------------

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


                               INVESTMENT ADVISER
                                   AND MANAGER
                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                                  612.376.2700
                             http://www.iaifunds.com

                                    CUSTODIAN
                          Norwest Bank Minnesota, N.A.
                               Sixth and Marquette
                              Minneapolis, MN 55479

                                  LEGAL COUNSEL
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402

                              INDEPENDENT AUDITORS
                              KPMG Peat Marwick LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402

                                    DIRECTORS
                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                J. Peter Thompson
                               Charles H. Withers

                                   [LOGO] IAI
                                  MUTUAL FUNDS


      P.O. BOX 357, MINNEAPOLIS, MINNESOTA 55440-0357 USA FAX 612.376.2737

                                  800.945.3863
                                  612.376.2700